Project debt, Repayment schedule (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Repayment schedule [Abstract]
Project debt	$ 4,319,260	$ 4,553,052	$ 5,036,193
2023 [Member]
Repayment schedule [Abstract]
Interest payment		15,053
Nominal repayment		311,481
2024 [Member]
Repayment schedule [Abstract]
Interest payment	15,215
Nominal repayment	305,087
Project debt		323,731
2025 [Member]
Repayment schedule [Abstract]
Project debt	325,303	442,920
2026 [Member]
Repayment schedule [Abstract]
Project debt	352,495	358,444
2027 [Member]
Repayment schedule [Abstract]
Project debt	499,968	504,954
2028 [Member]
Repayment schedule [Abstract]
Project debt	464,648
Subsequent Years [Member]
Repayment schedule [Abstract]
Project debt	$ 2,356,544	$ 2,596,469